UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number 811-21564
                                                    ---------

                       Blue Rock Market Neutral Fund, LLC
                                 3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                     ---------------------------------------
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                                 3915 IDS Center
                             80 South Eighth Street
                          Minneapolis, Minnesota 55402
                     ---------------------------------------
                     (Name and address of agent for service)

     Registrant's telephone number, including area code: (612) 337 - 8000
                                                         ----------------
                   Date of fiscal year end: March 31, 2005
                                            --------------
                 Date of reporting period: December 31, 2004
                                           -----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                   (UNAUDITED)



                                                                                     % OF
                                                                                   MEMBERS'   ACQUISITION
                                                     COST         FAIR VALUE       CAPITAL       DATE

INVESTMENTS IN PORTFOLIO FUNDS(1)(2)

 INVESTMENT FUNDS
 Bermuda - Market Neutral
     Zebra Equity Fund, Ltd.                      $1,750,000      $1,860,550          4.45 %   07/01/04

 Cayman Islands - Market Neutral
     Fuller & Thaler Market Neutral
         Offshore Fund, Ltd.                       1,300,000       1,347,172          3.22     07/01/04
     Magenta Fund Ltd.                             2,000,000       2,035,337          4.86     08/01/04
     New Providence Hedged Equity Fund             1,750,000       1,763,067          4.21     07/01/04
     Quantitative Equity Market Neutral
         Offshore Fund                             1,750,000       1,751,454          4.19     07/01/04
     Redsky Horizon Fund, Ltd.                     4,150,000       4,099,038          9.79     07/01/04
                                                ------------  --------------   -----------

                    TOTAL INVESTMENT FUNDS        12,700,000      12,856,618         30.72
                                                ------------  --------------   -----------


 LIMITED PARTNERSHIPS
 Cayman Islands - Market Neutral
     Advisory European Equity Market
    Neutral Fund, L.P.                             3,350,000       3,382,730          8.08     07/01/04

 United States - Market Neutral
     CCL Fund, L.L.C.                              1,500,000       1,449,902          3.46     07/01/04
     d. QUANT Fund, L.L.C.                         3,750,000       3,787,810          9.05     07/01/04
     FrontPoint Healthcare Fund, L.P.              3,100,000       3,216,254          7.68     07/01/04
     FrontPoint Utility and Energy Fund, L.P.      3,100,000       3,274,888          7.83     07/01/04
     Imperium Market Neutral Fund (QP), L.P.       3,500,000       3,737,780          8.93     07/01/04
     Lockhart Capital, L.P.                        1,750,000       1,792,677          4.28     07/01/04
     Seasons Institutional Technology Fund, L.P.   3,000,000       3,140,604          7.50     07/01/04
     SSI Long/Short Equity Market Neutral, L.P.    1,250,000       1,236,927          2.96     07/01/04
                                                ------------  --------------   -----------

                TOTAL LIMITED PARTNERSHIPS        24,300,000      25,019,572         59.77
                                                ------------  --------------   -----------

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS             37,000,000      37,876,190         90.49
                                                ------------  --------------   -----------

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                DECEMBER 31, 2004
                                   (UNAUDITED)




                                                                                     % OF
                                                                                   MEMBERS'
                                                     COST         FAIR VALUE       CAPITAL

 SHORT-TERM INVESTMENTS
 UMB BANK, n.a., MONEY MARKET FIDUCIARY           $2,404,764      $2,404,764          5.75 %
                                                ------------  --------------   -----------

 TOTAL INVESTMENTS IN PORTFOLIO FUNDS
      AND SHORT-TERM INVESTMENTS                 $39,404,764      40,280,954         96.24
                                                ============  ==============   ===========


 OTHER ASSETS LESS LIABILITIES                                     1,573,646          3.76
                                                              --------------   -----------

 MEMBERS' CAPITAL                                                $41,854,600        100.00 %
                                                              ==============   ===========



(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can only be redeemed on a monthly, quarterly or semi-annual basis. For information regarding The Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

(2) Not income producing.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The Principal Executive Officer and Principal Financial Officer concluded that the registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (The "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under The 1940 Act and Rule 15d-15(a) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blue Rock Market Neutral Fund, LLC
             ----------------------------------


By (Signature  /s/ Robert W. Fullerton
   and Title)  --------------------------------
               Robert W. Fullerton
               Principal Executive Officer
         Date  February 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature  /s/ Robert W. Fullerton
   and Title)  --------------------------------
               Robert W. Fullerton
               Principal Executive Officer
         Date  February 25, 2005


By (Signature  /s/ Mark F. Steen
   and Title)  --------------------------------
               Mark F. Steen
               Principal Financial Officer
         Date  February 25, 2005